Inventories (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Inventories [Abstract]
Inventory write-downs	$ 112	$ 101	$ 238